Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes High Yield Trust
Entity Central Index Key	0000745967
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000143970
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Class A Shares
Trading Symbol	FHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 403,838,974
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$403,838,974 Number of Investments474 Portfolio Turnover14%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.1%
Automotive	3.3%
Building Materials	3.9%
Midstream	4.0%
Gaming	4.2%
Health Care	4.3%
Cable Satellite	4.5%
Chemicals	5.2%
Insurance - P&C	9.6%
Technology	15.6%

Material Fund Change [Text Block]
C000143971
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Class C Shares
Trading Symbol	FHYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$93	1.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.83%
AssetsNet	$ 403,838,974
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$403,838,974 Number of Investments474 Portfolio Turnover14%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.1%
Automotive	3.3%
Building Materials	3.9%
Midstream	4.0%
Gaming	4.2%
Health Care	4.3%
Cable Satellite	4.5%
Chemicals	5.2%
Insurance - P&C	9.6%
Technology	15.6%

Material Fund Change [Text Block]
C000130168
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	FHTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 403,838,974
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$403,838,974 Number of Investments474 Portfolio Turnover14%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.1%
Automotive	3.3%
Building Materials	3.9%
Midstream	4.0%
Gaming	4.2%
Health Care	4.3%
Cable Satellite	4.5%
Chemicals	5.2%
Insurance - P&C	9.6%
Technology	15.6%

Material Fund Change [Text Block]
C000190443
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FHYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 403,838,974
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$403,838,974 Number of Investments474 Portfolio Turnover14%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.1%
Automotive	3.3%
Building Materials	3.9%
Midstream	4.0%
Gaming	4.2%
Health Care	4.3%
Cable Satellite	4.5%
Chemicals	5.2%
Insurance - P&C	9.6%
Technology	15.6%

Material Fund Change [Text Block]
C000024613
Shareholder Report [Line Items]
Fund Name	Federated Hermes Opportunistic High Yield Bond Fund
Class Name	Service Shares
Trading Symbol	FHYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Opportunistic High Yield Bond Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 403,838,974
Holdings Count | Holding	474
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$403,838,974 Number of Investments474 Portfolio Turnover14%
Holdings [Text Block]

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Independent Energy	3.1%
Automotive	3.3%
Building Materials	3.9%
Midstream	4.0%
Gaming	4.2%
Health Care	4.3%
Cable Satellite	4.5%
Chemicals	5.2%
Insurance - P&C	9.6%
Technology	15.6%

Material Fund Change [Text Block]